Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments and Risks
Assets	R$ 53,932,644	R$ 28,526,195	R$ 29,371,275
Liabilities	41,906,709	16,909,584	R$ 19,246,286
Fair value
Financial Instruments and Risks
Assets	26,528,404	6,314,312
Liabilities	1,636,700	127,896
Fair value | Derivative financial instruments
Financial Instruments and Risks
Liabilities	1,636,700	127,896
Fair value | Financial investments
Financial Instruments and Risks
Assets	21,098,565	1,631,505
Fair value | Derivative financial instruments
Financial Instruments and Risks
Assets	493,934	133,910
Fair value | Biological assets
Financial Instruments and Risks
Assets	4,935,905	4,548,897
Fair value | Level 1
Financial Instruments and Risks
Assets	14,933,513
Fair value | Level 1 | Financial investments
Financial Instruments and Risks
Assets	14,933,513
Fair value | Level 2
Financial Instruments and Risks
Assets	6,658,986	1,765,415
Liabilities	1,636,700	127,896
Fair value | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Liabilities	1,636,700	127,896
Fair value | Level 2 | Financial investments
Financial Instruments and Risks
Assets	6,165,052	1,631,505
Fair value | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Assets	493,934	133,910
Fair value | Level 3
Financial Instruments and Risks
Assets	4,935,905	4,548,897
Fair value | Level 3 | Biological assets
Financial Instruments and Risks
Assets	R$ 4,935,905	R$ 4,548,897